BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BANK BORROWINGS
Schedule of bank borrowings

	December 31,
	2013	2014
Loan payable to an overseas commercial bank, principal of $20,000, bearing interest at LIBOR plus 3.25% per annum but in no event less than 3.5% per annum, guaranteed by the Company's subsidiary, Bona International, due on November 20, 2015 (i)	20,027	20,027
Loan payable to an overseas commercial bank, principal of $9,659 and $15,612 as of December 31, 2013 and 2014 respectively, bearing interest at 3.25% per annum, guaranteed by $9,993 (equivalent of RMB62 million) and $16,189 (equivalent of RMB100 million) of the Group's restricted cash as of December 31, 2013 and 2014 respectively, due date extended from September 10, 2014 to October 10, 2015	9,664	15,619
Loan payable to an overseas commercial bank, principal of $15,563 and $15,447 as of December 31, 2013 and 2014 respectively, bearing interest at 2.85% per annum over one month LIBOR, guaranteed by $16,741 (equivalent of RMB104 million) of the Group's restricted cash, due date extended from August 8, 2014 to August 29, 2015	15,588	15,447
Loan payable to a PRC commercial bank, principal of $12,894 (equivalent of RMB80 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, the Company's VIE's subsidiaries, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on March 27, 2015	—	12,920
Loan payable to an overseas commercial bank, principal of $11,048, bearing interest at 3.25% per annum over one month LIBOR, guaranteed by $11,874 (equivalent of RMB74 million) of the Group's restricted cash, due on March 6, 2015	—	11,063
Loan payable to a PRC commercial bank, principal of $7,092 (equivalent of RMB44 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on July 28, 2015	—	7,107
Loan payable to a PRC commercial bank, principal of $6,930 (equivalent of RMB43 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 6, 2016 (ii)	—	6,948
Loan payable to a PRC commercial bank, principal of $6,447 (equivalent of RMB40 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on June 20, 2015	—	6,459
Loan payable to a PRC commercial bank, principal of $5,641 (equivalent of RMB35 million), bearing interest at 6% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, due on April 24, 2015	—	5,655
Loan payable to a PRC commercial bank, principal of $4,996 (equivalent of RMB31 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015	—	5,007
Loan payable to an overseas commercial bank, principal of $4,643, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $4,835 (equivalent of RMB30 million) of the Group's restricted cash, due on February 27, 2015	—	4,691
Loan payable to a PRC commercial bank, principal of $4,352 (equivalent of RMB27 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 25, 2016 (ii)	—	4,362
Loan payable to a PRC commercial bank, principal of $3,807 (equivalent of RMB23.62 million), bearing interest rate at 20% above the two-year loan prime rate announced by the People's Bank of China ("two-year LPR"), guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on November 14, 2016	—	3,815
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015	—	3,230
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and the Company's VIE, Bona Film Group Co., Ltd. (PRC) ("Bona Film"), due on September 26, 2016	—	3,230
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on September 1, 2015	—	3,230
Loan payable to an overseas commercial bank, principal of $3,067, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $3,223 (equivalent of RMB20 million) of the Group's restricted cash, due on March 16, 2015	—	3,094
Loan payable to an overseas commercial bank, principal of $3,050, bearing interest at 2.7% per annum over one month LIBOR, guaranteed by $3,223 (equivalent of RMB20 million) of the Group's restricted cash, due on March 26, 2015	—	3,075
Loan payable to a PRC commercial bank, principal of $2,740 (equivalent of RMB17 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2016	—	2,746
Loan payable to a PRC commercial bank, principal of $2,418 (equivalent of RMB15 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on September 19, 2015	—	2,422
Loan payable to a PRC commercial bank, principal of $2,289 (equivalent of RMB14.2 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, principal of $677 (equivalent of RMB4.2 million) due on December 19, 2015, and $1,612 (equivalent of RMB10 million) due on October 19, 2016	—	2,294
Loan payable to a PRC commercial bank, principal of $1,934 (equivalent of RMB12 million), bearing interest at 7.20% per annum, guaranteed by Zhejiang Bona, due on October 28, 2015	—	1,938
Loan payable to a PRC commercial bank, principal of $1,612 (equivalent of RMB10 million), bearing interest at 6.3% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, due on August 28, 2015	—	1,615
Loan payable to a PRC commercial bank, principal of $1,575 (equivalent of RMB9.77 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on September 26, 2015	—	1,578
Loan payable to a PRC commercial bank, principal of $1,289 (equivalent of RMB8 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015	—	1,292
Loan payable to a PRC commercial bank, principal of $886 (equivalent of RMB5.5 million), bearing interest rate at 20% above two-year LPR, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2016	—	888
Loan payable to a PRC commercial bank, principal of $645 (equivalent of RMB4 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona, Tianjin Bona and Beijing Bona Cineplex, due on June 29, 2015	—	646
Loan payable to a PRC commercial bank, principal of $556 (equivalent of RMB3.45 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 30, 2015	—	557
Loan payable to a PRC commercial bank, principal of $322 (equivalent of RMB2 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Tianjin Bona, due on May 29, 2015	—	323
Loan payable to a PRC commercial bank, principal of $242 (equivalent of RMB1.5 million), bearing interest at 7.38% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Bona Film, due on July 11, 2015	—	242
Loan payable to a PRC commercial bank, principal of $8,059 (equivalent of RMB50 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in May 2014	8,278	—
Loan payable to a PRC commercial bank, principal of $8,059 (equivalent of RMB50 million), bearing interest at 6.15% per annum, guaranteed by Mr. Dong Yu and Zhejiang Bona, repaid in May 2014	8,275	—
Loan payable to a PRC commercial bank, principal of $6,447 (equivalent of RMB40 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014	6,622	—
Loan payable to a PRC commercial bank, principal of $3,546 (equivalent of RMB22 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in September 2014	3,642	—
Loan payable to a PRC commercial bank, principal of $3,223 (equivalent of RMB20 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in August 2014	3,311	—
Loan payable to a PRC commercial bank, principal of $1,773 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in June 2014	1,821	—
Loan payable to a PRC commercial bank, principal of $1,773 (equivalent of RMB11 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in July 2014	1,821	—
Loan payable to a PRC commercial bank, principal of $1,612 (equivalent of RMB10 million), bearing interest at 7.20% per annum, guaranteed by Mr. Dong Yu, Zhejiang Bona and Beijing Bona Cineplex, repaid in January 2014	1,655	—

Total	80,704	151,520

(i)

The Group entered into a loan agreement with East West Bank in 2012. Under the loan agreement, the Group agreed to certain financial covenants (among other covenants), including to maintain minimum cash assets of $5.0 million at all times during the term of the loan, as well as to maintain a ratio of maximum total funded debt to earnings before interest, tax, depreciation and amortization (the "EBITDA ratio") no greater than 3.8:1 (the "EBITDA Ratio Covenant") and a ratio of total liabilities to tangible net worth of no more than 2:1, in each case calculated using average quarterly figures based on the consolidated balance sheets of the Group for the most recent four quarters.

In August 2013, East West Bank modified the EBITDA ratio as not to exceed 4.75:1 for the second quarter of 2013, 4.25:1 for the third quarter of 2013 and 3.0:1 for the fourth quarter of 2013 and beyond.

In April 2014, East West Bank restated its financial covenants, requiring the Group to maintain a ratio of total adjusted liabilities to tangible net worth of no more than 2.0:1 and an EBITDA ratio no greater than 3.0:1, in each case on a quarterly basis calculated based on average consolidated balance sheet figures of the Group for the following quarters in accordance with the revised definitions set forth in the loan agreement. Any failure to comply with such financial covenants (among other things) would constitute an event of default under the agreement. If the Group fails to timely remedy a curable event of default within the applicable cure period or obtain a waiver, the bank would have the right to accelerate the loan repayment and charge a default rate of interest. The Group was in compliance with all the covenants for the first, second, and third quarters of 2014.

In April 2015, the Group obtained waivers from East West Bank for non-compliance with the EBITDA Ratio Covenant for the fourth quarter of 2014. In April 2015, East West Bank modified the ratio of total adjusted liabilities to tangible net worth as not to exceed 2.5:1 and maintained the ratio of maximum total net debt to EBITDA as not to exceed 3.0:1. The modification was executed as of April 3, 2015.

(ii)	The interest rate of these borrowings may be adjusted by the related commercial bank upon 12 months after the initial issuance of the borrowings.

Schedule of changes in the balances of bank borrowings

	2013	2014
Beginning balances as of January 1	30,568	80,704
Additional bank borrowings	67,494	107,436
Accrued interest expenses	2,716	5,895
Payments of principal during the year	(18,203)	(35,400)
Payments of interest expenses during the year	(2,638)	(5,706)
Exchange differences	767	(1,409)

Ending balances as of December 31	80,704	151,520

Including:
Current	60,704	127,293
Non-current	20,000	24,227

	80,704	151,520